Description of business and significant accounting policies - Advertising (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Description Of Business And Significant Accounting Policies - Advertising Details Narrative
Advertising costs	$ 9	$ 16	$ 26